Derivative Instruments - Credit Derivatives, Protection Sold, Notional and Fair Value (Details 4b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Protection sold credit derivatives and credit related notes ratings/maturity profile
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	$ (409,397)	$ (324,052)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(2,108,718)	(1,897,333)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(576,342)	(533,639)
Total notional amount	(3,094,457)	(2,755,024)
Fair value	(77,522)	(77,200)
Noninvestment-grade
Protection sold credit derivatives and credit related notes ratings/maturity profile
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(190,728)	(148,434)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(658,364)	(702,638)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(157,522)	(197,330)
Total notional amount	(1,006,614)	(1,048,402)
Fair value	(52,238)	(59,939)
Investment-grade
Protection sold credit derivatives and credit related notes ratings/maturity profile
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(218,669)	(175,618)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,450,354)	(1,194,695)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(418,820)	(336,309)
Total notional amount	(2,087,843)	(1,706,622)
Fair value	$ (25,284)	$ (17,261)